Form N-1A Supplement	Jan. 02, 2026
VistaShares Target 15 Berkshire Select Income ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, dated March 3, 2025,
and Statutory Prospectus, dated March 1, 2025

Effective immediately, the following disclosure is added to the “Principal Investment Risks” section of the Summary Prospectus and Prospectus, and the “Principal Risks of Investing in the Funds” section of the statutory Prospectus: